CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Current Assets:
Cash and cash equivalents	$ 111,718	$ 241,051	$ 202,380
Accounts receivable, net	459,128	588,042	531,049
Inventories, net	1,018,727	1,073,256	988,878
Prepaid expenses	57,988	65,182	91,922
Total current assets	1,647,561	1,967,531	1,814,229
Fixed Assets:
Machinery and equipment	2,435,499	2,431,127	2,368,709
Leasehold improvements	553,596	553,596	553,596
Furniture and fixtures	148,303	148,303	148,303
Vehicles	19,674	19,674	19,674
Total	3,157,072	3,152,700	3,090,282
Less: Accumulated depreciation	(3,102,534)	(3,096,993)	3,075,722
Net property and equipment	54,538	55,707	14,560
Patents, net	20,087	18,644	7,672
TOTAL ASSETS	1,722,186	2,041,882	1,836,461
Current Liabilities:
Accounts payable	871,341	912,150	715,192
Customer advances	122,300	118,800	26,200
Accrued employee compensation	192,417	222,222	200,207
Accrued professional services	95,950	60,735	60,250
Accrued warranty expense	25,000	25,000	25,000
Other accrued liabilities	29,857	36,087	69,028
Total current liabilities	$ 1,336,865	$ 1,374,994	$ 1,095,877
Commitments
Stockholders' Equity:
Common Stock, $0.01 par value - Authorized - 50,000,000 shares; Issued and Outstanding - 6,389,806 shares at September 30, 2015 and June 30, 2015	$ 63,898	$ 63,898	$ 44,551
Additional paid-in capital	43,332,823	43,232,500	42,146,750
Accumulated deficit	(43,011,400)	(42,629,510)	(41,450,717)
Total stockholders' equity	385,321	666,888	740,584
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,722,186	$ 2,041,882	$ 1,836,461